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TOPS(R) Target Range(TM) Portfolio
PORTFOLIO SUMMARY: TOPS® Target Range™ Portfolio
Investment Objectives:
The Portfolio seeks to provide capital appreciation,
with a secondary objective of hedging risk.
Fees and Expenses of the Portfolio:

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - TOPS(R) Target Range(TM) Portfolio		TOPS(R) Target Range(TM) Portfolio Class 1 Shares	TOPS(R) Target Range(TM) Portfolio Class 2 Shares	TOPS(R) Target Range(TM) Portfolio Class S Shares
Management Fees		0.35%	0.35%	0.35%
Distribution and Service (12b-1) Fees		none	0.25%	0.45%
Other Expenses	[1]	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	[2]	0.07%	0.07%	0.07%
Total Annual Portfolio Operating Expenses	[3]	0.52%	0.77%	0.97%
[1]	Other expenses are contractually limited to 0.10% (does not include expenses related to certain regulatory filings).
[2]	Acquired Fund Fees and Expenses, which are estimated for the Portfolio’s initial fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	Estimated for the Portfolio’s current fiscal year

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - TOPS(R) Target Range(TM) Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
TOPS(R) Target Range(TM) Portfolio Class 1 Shares	53	168	292	656
TOPS(R) Target Range(TM) Portfolio Class 2 Shares	79	247	430	958
TOPS(R) Target Range(TM) Portfolio Class S Shares	99	310	538	1,193

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies:

In pursuing its investment objectives, the Portfolio seeks to follow the methodology of the adviser’s proprietary TOPS® Global Target Range™ Index (the “Index”). However, the Portfolio is an actively managed strategy. The Portfolio’s returns are expected to be similar to the returns of the Index but will not match the Index’s returns due to the amount and timing of assets that flow in and out of the Fund and the Fund’s fees and expenses. The Index tracks the performance of a collateralized call spread strategy, which consists of (1) buying long call options and selling short call options on a portfolio of four exchange traded funds (“ETFs”) that track the performance of large- and mid-capitalization companies in the United States, developed market countries and emerging markets countries, respectively, consisting of the SPDR® S&P 500® ETF Trust (“SPY”), iShares Russell 2000 ETF (“IWM”), iShares MSCI EAFE ETF (“EFA”) and iShares MSCI Emerging Markets ETF (“EEM”)(collectively, the “Underlying ETFs”); and (2) cash collateral. The target exposure of the Index, excluding cash collateral as described below, is: SPY (50%), IWM (20%), EFA (20%) and EEM (10%) though the Fund’s exposures may differ from time to time due to market movements and cash flows in and out of the Fund. In order to understand the Portfolio’s strategy and risks, it is important to understand the strategies and risks of the Underlying ETFs. See “Additional Information on the Portfolio’s Principal Investment Strategies and Related Risks” for a discussion of the principal investment strategies of the Underlying ETFs. Due to changes in the Index and/or discretionary changes by the Adviser, the target exposure among the Underlying ETFs may change over time.

Each January the Index selects call options with a target expiration date of approximately one year. The long call options have a strike price that is approximately 85% of the current market price of the Underlying ETF at the time of purchase, and the short call options have a strike price that is approximately 115% of the current market price of the Underlying ETF at the time of sale. The Adviser maintains the ability to restrike underlying call spread positions more frequently than the TOPS® Global Equity Target Range™ Index. Restriking underlying positions more frequently than the Index may cause different payoff profiles for underlying positions than those of the Index.

Under normal conditions, approximately 80-85% of the Portfolio’s assets are expected to be invested in the cash collateral component upon the annual roll date in January. As the value of the options fluctuate, the percentage of overall fund value represented by the cash collateral component will fluctuate as well. The cash collateral component of the Portfolio not invested in long and short call options on Underlying ETFs may be invested in fixed-income securities, including corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and funds, fixed income ETFs, other interest-bearing instruments, and cash. The Portfolio may invest in fixed income securities of any maturity and credit quality, including securities rated below investment grade (“junk bonds”).

The Portfolio is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

There is no guarantee that the Portfolio will successfully provide a target range of return in relation to an Underlying ETF or that the Portfolio will meet its investment objectives.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value (“NAV”) and performance.

The following principal risks apply to the Portfolio. The value of your investment in the Portfolio will go up and down with the prices of the securities in which the Portfolio invests.

  Asset Backed Securities Risk. When the Portfolio invests in asset-backed securities, the Portfolio is subject to the risk that, if the underlying borrowers fail to pay interest or repay principal, the assets backing these securities may not be sufficient to support payments on the securities.
  Clearing Member Default Risk: Transactions in some types of derivatives, including FLEX Options, are required to be centrally cleared. In a transaction involving such derivatives (“cleared derivatives”), the Portfolio’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Portfolio is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Portfolio will hold cleared derivatives through accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Portfolio with any clearing member as margin for FLEX Options may, in certain circumstances, be used to satisfy losses of other clients of the Portfolio’s clearing member.
  Credit Risk. Issuers might not make payments on debt securities, resulting in losses. Credit quality of securities may be lowered if an issuer’s financial condition changes, also resulting in losses.
  Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk and counterparty default risk.
  Emerging Markets Risk. Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. In addition, emerging markets tend to have lower regulatory, accounting, audit, and financial reporting standards which may result in less publicly available information about companies in emerging markets and make reported results less reliable. The market for the securities of issuers in emerging markets typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

  Equity Securities Risk. Fluctuations in the value of equity securities held by the Portfolio’s Underlying ETFs will cause the NAV of the Portfolio to fluctuate.
  ETF Risk. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio’s holdings at the most optimal time, adversely affecting performance. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund.
  Fixed-Income Risk. When the Portfolio invests in Underlying Funds that invest in fixed-income securities, the value of your investment in the Portfolio will generally decline when interest rates rise. Defaults by fixed income issuers in which the Underlying Funds invest may also harm performance.
  FLEX Options Risk. The Portfolio will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Portfolio bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. The OCC is expected to perform obligations under flex option contracts. The OCC would only be expected to be unable or unwilling to perform obligations under an unprecedented scenario of insolvency or long-term absence of operations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Portfolio could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Portfolio may have difficulty closing out certain FLEX Options positions at desired times and prices. The Portfolio may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Portfolio at prices that reflect the market price of the Shares, the Portfolio’s net asset value and, in turn the share price of the Portfolio, could be negatively impacted.
  FLEX Options Performance Risk: The Portfolio’s overall performance will be based upon the price returns of the Underlying ETF. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF, and the remaining time to until the FLEX Options expire. The value of the FLEX Options will likely not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction).
  Foreign Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, economic developments or currency exchange rates and can perform differently from the U.S. market. The net asset value of the Portfolio will fluctuate based on changes in the value of the foreign securities held by any Underlying Funds that invest in such securities.
  Government Securities Risk. It is possible that the U.S. government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. The ability of foreign governments to repay their obligations is adversely impacted by default, insolvency, bankruptcy or by political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, social instability and the impact of these events and circumstances on a country’s economy and its government’s revenues.
  High Yield (Junk Bond) Risk. Underlying Fund investments in lower-quality bonds, known as high-yield or junk bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce liquidity in these bonds. Junk bonds are considered speculative and issuers are more sensitive to economic conditions than high quality issuers and more likely to seek bankruptcy protection which, will delay resolution of bondholder claims and may eliminate liquidity.
  Index Construction Risk. The TOPS® Global Target Range™ Index, and consequently the Portfolio, may not succeed in its objective and may not be optimal in its construction, causing losses to the Portfolio.
  Index Provider Risk. The Portfolio seeks to follow the methodology of the TOPS® Global Target Range™ Index. There is no assurance that the Index Provider will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.
  Interest Rate Risk. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates cause a decline in the value of fixed income securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Portfolio. As a result, for the present, interest rate risk may be heightened.
  Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell or trading in such investments is limited. This can reduce the Portfolio’s returns because the Portfolio may be unable to transact at advantageous times or prices.
  Management Risk. The adviser’s decision to seek to generally follow the TOPS® Global Target Range™ Index’s methodology in managing the Portfolio may prove to be incorrect and may not produce the desired results. Because the Portfolio seeks returns that generally correspond to the Index, the Fund may forego certain attractive investment opportunities available to an actively managed fund.
  Market Risk. Overall securities market risks may affect the value of individual ETFs. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets.
  Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate-change and climate-related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Portfolio investment. Therefore, the Portfolio could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.
  Medium Capitalization Stock Risk: The value of a medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
  Money Market Risk. The Portfolio’s investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Certain money market funds seek to preserve the value of their shares at $1.00 per share, although there can be no assurance that they will do so, and it is possible to lose money by investing in such a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the share price of such a money market fund to fall below $1.00. Other money market funds price and transact at a “floating” NAV that will fluctuate along with changes in the market-based value of fund assets. Shares sold utilizing a floating NAV may be worth more or less than their original purchase price. Recent changes in the regulation of money market funds may affect the operations and structures of money market funds.
  Large Capitalization Stock Risk: Large capitalization stocks may underperform stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.
  Limited History of Operations Risk. The Portfolio is a new mutual fund and has a limited history of operations for investors to evaluate.
  Non-Diversification Risk. As a non-diversified fund, the Portfolio may invest more than 5% of its total assets in the securities of one or more issuers. The Portfolio’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
  Rolling Risk. The Portfolio’s investment strategy is subject to risks related to rolling. Because of the frequency with which the Portfolio expects to roll option contracts may be greater than the impact would be if the Portfolio experienced less portfolio turnover. The price of options contracts further from expiration may be higher, which can impact the Portfolio’s returns. Investors who purchase shares of the Portfolio after the annual rolling period may have a different target range than the initial +/- 15% call spread set at the beginning of the rolling period due to market movements.
  Tax Risk. The Portfolio intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code. As a RIC, the Portfolio will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders, provided that it satisfies certain requirements of the Code. To maintain its status as a RIC, the Portfolio must meet certain income, diversification and distributions tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Portfolio investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Portfolio will enter into. Therefore, there is a risk that the Portfolio will not meet the Code’s diversification requirements and will not qualify, or will be disqualified, as a RIC. If the Portfolio does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Portfolio’s taxable income will be subject to tax at the Portfolio level and to a further tax at the shareholder level when such income is distributed.
  Tracking Error Risk. Tracking error is the divergence of the Portfolio’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Portfolio’s holdings of portfolio securities and those in the Index, pricing differences, the Portfolio’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Portfolio incurs fees and expenses, while the Index does not.
  Underlying Fund Risk. Each Underlying Fund is subject to specific risks, depending on its investments. Underlying Funds are also subject to investment advisory fees and other expenses, which are indirectly borne by the Portfolio. As a result, your overall cost of investing in the underlying stocks, bonds and other basic assets will be higher than the cost of investing directly in them, and may be higher than other mutual funds that invest directly in stocks and bonds.

Before investing in the Portfolio, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no performance information is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Once available, the Portfolio’s performance information will be available at no cost by calling 1-855-572-5945.